Property and equipment, Summary (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 MXN ($)		Dec. 31, 2022 MXN ($) properties		Dec. 31, 2021 MXN ($)
Reconciliation of changes in property, vessels and equipment [Abstract]
Net balances at beginning of year	$ 1,490,771		$ 1,540,938
Additions	131,345		25,231
Disposals	0		61,973
Transfers and others	246,181		10,664
Depreciation	42,165		24,089
Net balances at year end	1,826,132		1,490,771		$ 1,540,938
Loss from sale of property, vessels and equipment	0		(57,804)		(132,956)
Impairment loss	0		0
Accumulated Depreciation and Amortization [Member]
Reconciliation of changes in property, vessels and equipment [Abstract]
Accumulated depreciation	183,592		141,427
Maritime equipment [Member]
Reconciliation of changes in property, vessels and equipment [Abstract]
Net balances at beginning of year	53,579		70,838
Additions	0		0
Disposals	0		0
Transfers and others	(9,659)		(4,099)
Depreciation	23,172		13,160
Net balances at year end	$ 20,748		$ 53,579		70,838
Estimated useful lives (years)	3 years		3 years
Shipyard [Member]
Reconciliation of changes in property, vessels and equipment [Abstract]
Net balances at beginning of year	$ 114		$ 149
Additions	0		0
Disposals	0		0
Transfers and others	0		0
Depreciation	30		35
Net balances at year end	$ 84		$ 114		149
Estimated useful lives (years)	40 years		40 years
Major Maintenance [Member]
Reconciliation of changes in property, vessels and equipment [Abstract]
Net balances at beginning of year	$ 14,582		$ 1,945
Additions	23,301		0
Disposals	0		0
Transfers and others	(4,857)		15,185
Depreciation	10,929		2,548
Net balances at year end	$ 22,097		$ 14,582		1,945
Estimated useful lives (years)	2 years 6 months		2 years 6 months
Buildings and Facilities [Member]
Reconciliation of changes in property, vessels and equipment [Abstract]
Net balances at beginning of year	$ 103,815		$ 116,714
Additions	0		425
Disposals	0		0
Transfers and others	404		(9,780)
Depreciation	3,186		3,544
Net balances at year end	$ 101,033		$ 103,815		116,714
Buildings and Facilities [Member] | Minimum [Member]
Reconciliation of changes in property, vessels and equipment [Abstract]
Estimated useful lives (years)	20 years		20 years
Buildings and Facilities [Member] | Maximum [Member]
Reconciliation of changes in property, vessels and equipment [Abstract]
Estimated useful lives (years)	25 years		25 years
Warehousing Equipment [Member]
Reconciliation of changes in property, vessels and equipment [Abstract]
Net balances at beginning of year	$ 601		$ 387
Additions	0		290
Disposals	0		0
Transfers and others	(392)		(1)
Depreciation	177		75
Net balances at year end	$ 32		$ 601		387
Estimated useful lives (years)	10 years		10 years
Computer Equipment [Member]
Reconciliation of changes in property, vessels and equipment [Abstract]
Net balances at beginning of year	$ 182		$ 277
Additions	93		49
Disposals	0		0
Transfers and others	(22)		(5)
Depreciation	102		139
Net balances at year end	$ 151		$ 182		277
Computer Equipment [Member] | Minimum [Member]
Reconciliation of changes in property, vessels and equipment [Abstract]
Estimated useful lives (years)	3 years		3 years
Computer Equipment [Member] | Maximum [Member]
Reconciliation of changes in property, vessels and equipment [Abstract]
Estimated useful lives (years)	4 years		4 years
Terminal Equipment [Member]
Reconciliation of changes in property, vessels and equipment [Abstract]
Net balances at beginning of year	$ 20,996		$ 23,337
Additions	0		1
Disposals	0		0
Transfers and others	0		(2)
Depreciation	2,133		2,340
Net balances at year end	$ 18,863		$ 20,996		23,337
Estimated useful lives (years)	10 years		10 years
Ground Transportation Equipment [Member]
Reconciliation of changes in property, vessels and equipment [Abstract]
Net balances at beginning of year	$ 3,132		$ 2,564
Additions	2,096		1,321
Disposals	0		0
Transfers and others	0		0
Depreciation	898		753
Net balances at year end	$ 4,330		$ 3,132		2,564
Ground Transportation Equipment [Member] | Minimum [Member]
Reconciliation of changes in property, vessels and equipment [Abstract]
Estimated useful lives (years)	4 years 6 months		4 years 6 months
Ground Transportation Equipment [Member] | Maximum [Member]
Reconciliation of changes in property, vessels and equipment [Abstract]
Estimated useful lives (years)	10 years		10 years
Other Equipment [Member]
Reconciliation of changes in property, vessels and equipment [Abstract]
Net balances at beginning of year	$ 10,101		$ 8,434
Additions	128		3,620
Disposals	0		0
Transfers and others	23		(458)
Depreciation	1,538		1,495
Net balances at year end	8,714		10,101		8,434
Total Property and Equipment, Excluding Land and Construction in Progress [Member]
Reconciliation of changes in property, vessels and equipment [Abstract]
Net balances at beginning of year	207,102		224,645
Additions	25,618		5,706
Disposals	0		0
Transfers and others	(14,503)		840
Depreciation	42,165		24,089
Net balances at year end	176,052		207,102		224,645
Lands [Member]
Reconciliation of changes in property, vessels and equipment [Abstract]
Net balances at beginning of year	1,147,174		1,199,550
Additions	0		0
Disposals	0		61,973	[1]
Transfers and others	272,500	[2]	9,597
Depreciation	0
Net balances at year end	1,419,674		$ 1,147,174		1,199,550
Number of write-off properties | properties			5
Number properties available for sale | properties			4
Loss from sale of property, vessels and equipment			$ 57,804
Constructions in Progress [Member]
Reconciliation of changes in property, vessels and equipment [Abstract]
Net balances at beginning of year	136,495		116,743
Additions	105,727	[3]	19,525
Disposals	0		0
Transfers and others	(11,816)		227
Net balances at year end	230,406		$ 136,495		$ 116,743
Aurora Pearl Vessel [Member]
Reconciliation of changes in property, vessels and equipment [Abstract]
Payments for design and conversion projects	65,857
World Peridot Mud Vessel [Member]
Reconciliation of changes in property, vessels and equipment [Abstract]
Payments for design and conversion projects	$ 36,443

[1]	It consists of the retirement of 5 real properties in August de 2022, the real property named “El Montero” and 4 real properties classified as available-for-sale, pursuant to the accord and satisfaction contract with Fibra FUNO for the total payment of liabilities in benefit of Fibra FUNO in lease agreements. A total loss was incurred on the operation in the amount of $57,804. (See Note 10).
[2]	Corresponds to the transfer of assets available for sale because the sale has not been completed. As of December 31, 2022, the asset held for sale corresponds to land located at Tuxpan Veracruz. During Q4 of 2023, the offer maintained by an independent third party was withdrawn due to changes in its strategic plan. In addition, Management decided not to continue with the plans to sell this asset, as a result, Management decided to classify the land again as PP&E.
[3]	Consists mainly of the design and conversion projects for the Aurora Pearl and World Peridot mud vessels for $65,857 and $36,443, respectively. The start of operations of these vessels occurred at the end of the 1st quarter of 2024.